LONG-TERM DEPOSITS PAYABLE	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS PAYABLE
LONG-TERM DEPOSITS PAYABLE

14. LONG-TERM DEPOSITS PAYABLE

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2010 and 2011 were RMB13.3 million and RMB12.2 million, respectively.